Details of Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
Sep. 30, 2020
China Distance Education Limited (''CDEL Hong Kong'') | HONG KONG
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 13, 2003
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding and provision of education services
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 05, 2004
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (''Champion Education Technology'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Apr. 23, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Software licensing and course production
Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company	35.76%
Principal activities	Provision of start-up training services
Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 03, 2016
Place of establishment	PRC
Percentage of legal ownership by the Company	28.608% [1]
Principal activities	Provision of learning simulation software production
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 12, 2000
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (''Champion Healthcare Education''') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	May 13, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Inactive
Beijing Caikaowang Company Ltd. (''Caikaowang'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Nov. 28, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (''Champion Wangge'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 24, 2008
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Culture Development Co., Ltd. (''Champion Culture'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jun. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of sales of books and reference materials
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (''Jiangsu Asset) | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Nov. 01, 2017
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of financial and tax advisory and accounting service
Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 11, 2018
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Beijing Youbang Culture and Art Training School (''Beijing Youbang'') | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jul. 11, 2018
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of legal profession services
Jiangsu Champion Healthcare Education Technology Co., Ltd. ("Jiangsu Healthcare") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 29, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Jiangsu Champion E&C Education Technology Co., Ltd. ("Jiangsu E&C") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 29, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Jiangsu Champion Self-taught Education Co., Ltd. ("Jiangsu Self-taught") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Jan. 29, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion H&E Technology Co., Ltd. ("Beijing H&E") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 21, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion E&C Education Technology Co., Ltd. ("Beijing E&C") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 05, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Self-taught Education Co., Ltd. ("Beijing Self-taught i") | People's Republic of China
Subsidiaries And Variable Entities [Line Items]
Date of establishment	Mar. 07, 2019
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services

[1]	These entities are subsidiaries of Zhengbao Yucai.